Financial Instruments (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other current financial assets	$ 7,440,650	$ 45,657,992
Other non-current financial assets	29,981,745	37,054,245
Trade and other current receivables	446,486,753	445,263,536
Trade and other non-current receivables	3,313,742	3,941,760
Current receivables due from related parties	9,040,528	6,204,099
Non-current receivables due from related parties	42,506	42,506
Cash and cash equivalents	618,154,016	597,081,675	$ 265,568,125	$ 396,389,016
Other current financial liabilities	107,151,600	185,879,251
Other current non-financial liabilities	31,921,197	21,650,379
Current lease liabilities	7,142,360	9,120,616
Trade and other current payables	434,974,163	491,315,277
Trade and other non-current payables	88,596	20,945
Current payables to related parties	55,140,630	34,282,408
Non-current payables to related parties	536,083	0
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	24,494,870	134,737,116
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,774,922	11,912,090
Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	28,554,669	0
Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	7,440,650	45,657,992
Trade and other current receivables	446,486,753	445,263,536
Current receivables due from related parties	9,040,528	6,204,099
Total Accounts Receivable Current	455,527,281	451,467,635
Total Current Financial Assets Excluding Cash And Cash Equivalents	462,967,931	497,125,627
Cash and cash equivalents	618,154,016	597,081,675
Current financial assets	1,081,121,947	1,094,207,302
Current financial liabilities	604,408,753	720,597,552
Current derivative financial liabilities	3,676,280	8,358,959
Current lease liabilities	7,142,360	9,120,616
Trade and other current payables	434,974,163	491,315,277
Current payables to related parties	55,140,630	34,282,408
Commercial Obligations And Other Accounts Payable Current	490,114,793	525,597,685
Current [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	24,494,870	134,737,116
Current [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	38,650,859	30,871,086
Current [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,774,922	11,912,090
Current [member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	28,554,669	0
Current [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	103,475,320	177,520,292
Current [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	468,541	3,753,264
Current [member] | Derivative Financial Assets Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	3,207,739	4,605,695
Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	29,981,745	37,054,245
Trade and other non-current receivables	3,313,742	3,941,760
Non-current receivables due from related parties	42,506	42,506
Total Accounts Receivable Non Current	3,356,248	3,984,266
Total Non Current Financial Assets Excluding Cash And Cash Equivalents	33,337,993	41,038,511
Cash and cash equivalents	0	0
Non-current financial assets	33,337,993	41,038,511
Other current non-financial liabilities	1,234,246,107	1,175,706,699
Non-current financial liabilities	1,268,932,525	1,207,034,196
Non-current derivative financial liabilities	9,333,449	9,183,801
Current lease liabilities	34,061,739	31,306,552
Trade and other non-current payables	88,596	20,945
Non-current payables to related parties	536,083
Commercial Obligations And Other Accounts Payable Non Current	624,679	20,945
Non Current [Member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	174,074,170	84,839,970
Non Current [Member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	1,050,838,488	1,081,682,928
Non Current [Member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	0	0
Non Current [Member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	0	0
Non Current [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	1,224,912,658	1,166,522,898
Non Current [Member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	0	0
Non Current [Member] | Derivative Financial Assets Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	9,333,449	9,183,801
Derivative Financial Instruments [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	282,032	421,051
Derivative Financial Instruments [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	0	0
Market Securities And Investments In Other Companies [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	3,314,469	11,956,585
Market Securities And Investments In Other Companies [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	0	0
Derivative Financial Assets Designated As Hedging Instruments [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	3,844,149	33,280,356
Derivative Financial Assets Designated As Hedging Instruments [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	$ 29,981,745	$ 37,054,245